SSGA FUNDS

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL FUNDS

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

ELFUN GOVERNMENT MONEY MARKET FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

ELFUN DIVERSIFIED FUND

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TRUSTS

(collectively, the “Trusts”)

Supplement dated September 18, 2025 to the currently effective Prospectuses and Statements of Additional Information (the “SAIs”), as each may be supplemented from time to time, with respect to the Trusts and the series of the Trusts listed on Appendix A

Effective September 22, 2025 (the “Effective Date”), the principal business address for the Trusts, SSGA Funds Management, Inc., and State Street Global Advisors Funds Distributors, LLC (the “Principal Address”) will change. Accordingly, as of the Effective Date, all references to the Principal Address in the Prospectuses and SAIs are deleted and replaced as follows:

Principal Address prior to September 22, 2025	Principal Address as of September 22, 2025
One Iron Street Boston, MA 02110	One Congress Street Boston, MA 02114

This change in Principal Address will not result in any changes to the management of the Trusts or their series.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

091825SUPP2

Appendix A

SSGA FUNDS

State Street International Stock Selection Fund

State Street S&P 500 Index Fund

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Equity 500 Index Fund

State Street Aggregate Bond Index Fund

State Street Small/Mid Cap Equity Index Fund

State Street Global All Cap Equity Ex-U.S. Index Fund

State Street Emerging Markets Equity Index Fund

State Street Balanced Index Fund

State Street Hedged International Developed Equity Index Fund

State Street International Developed Equity Index Fund

State Street Equity 500 Index II Portfolio

State Street Aggregate Bond Index Portfolio

State Street Small/Mid Cap Equity Index Portfolio

State Street Global All Cap Equity Ex-U.S. Index Portfolio

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Treasury Obligations Money Market Fund

State Street Federal Treasury Money Market Fund

State Street Federal Treasury Plus Money Market Fund

State Street Federal Government Money Market Fund

State Street Target Retirement Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Target Retirement 2065 Fund

State Street Target Retirement 2070 Fund

State Street U.S. Core Equity Fund

State Street Income Fund

STATE STREET INSTITUTIONAL FUNDS

State Street Institutional Small-Cap Equity Fund

State Street Institutional U.S. Equity Fund

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street Small-Cap Equity V.I.S. Fund

State Street Total Return V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

State Street Income V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

ELFUN GOVERNMENT MONEY MARKET FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

ELFUN DIVERSIFIED FUND

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TRUSTS